Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Financial statement accruals not currently deductible	$ 3,409	$ 3,661
Accrued vacation	1,215	914
Deferred revenue	280	420
State taxes	116	62
Fixed assets	7,647	8,004
Goodwill and other identifiable intangibles	20,828	25,079
Stock-based compensation	5,562	5,098
Federal tax net operating loss carryforward	29,089	33,005
State tax net operating loss carryforward, net	5,096	5,179
State tax credits, net	1,002	994
Foreign tax credit carryforward	517	506
Foreign tax net operating loss carryforward	380	455
Federal alternative minimum tax	222	0
Interest rate hedge	140	0
Gross deferred tax assets	75,503	83,377
Less: valuation allowance	(1,307)	(81,989)
Net deferred tax assets	74,196	1,388
Deferred tax liabilities:
Goodwill and other identifiable intangibles	(35,933)	(33,463)
Net deferred tax assets (liabilities)	$ 38,263
Net deferred tax assets (liabilities)		$ (32,075)